Form N-1A Supplement	Aug. 21, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (the “Fund”) Prospectus dated December 2, 2025, as supplemented from time to time (the “Prospectus”)
Effective October 30, 2026, the following is added as the second sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus:
“Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities.

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (the “Fund”) Prospectus dated December 2, 2025, as supplemented from time to time (the “Prospectus”)
Effective October 30, 2026, the following is added as the second sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus:
“Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities.